INVESTMENT IN AFFILIATD COMPANIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AFFILIATED COMPANY

The following tabular presentation reflects the Investment in affiliated company:

Investment in Affiliated Company
As of January 1, 2020	$(448)
Revaluation of investment in affiliated company to its fair value upon obtaining control	1,623
Amount classified to the cost of subsidiary in acquisition achieved in stages upon obtaining control	(1,623)
As of December 31, 2021 and 2020	$-

SCHEDULE OF PAID IN INVESTMENT

At the closing date the purchase price that was paid in investment in CATK is as follows:

Funding Commitment (*)	$1,550
Fair value of shares upon achieving Performance Milestone	250
Direct costs incurred (**)	100
Contingent Consideration (***)	1,050
Total consideration	$2,950

(*)	An amount of $911 out of the Funding commitment was wired through December 31, 2020 and the remaining funding commitment was wired during 2021.

(**)	Number of 2,164,502 shares of common stock have been issued as a finder fee in connection with the agreement (see also note 15B3).

(***)	Was determined by the management by using the assistance of third-party appraiser. As the Company’s obligation under such Contingent Consideration provision represent a potential liability to issue a fixed number of its common stock, the obligation was classified within shareholder deficit. The shares were issued on October 4, 2021 – see below.